Net Income Per Share (Computation Of Basic And Diluted Net Income Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Numerator used in basic and diluted net income per share:
Net income attributable to shareholders of the Company	$ 132,688	$ 101,774	$ 77,789
Net income available for future distribution	$ 132,688	$ 101,774	$ 77,789
Shares (denominator):
Weighted average common shares outstanding used in computing basic net income per share	154,627,784	153,253,065	150,952,249
Plus incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	2,244,657	2,818,768	3,879,384
Weighted average common shares outstanding used in computing diluted net income per share	156,872,441	156,071,833	154,831,633
Net income per share attributable to shareholders of the Company - basic	$ 0.86	$ 0.66	$ 0.52
Net income per share attributable to shareholders of the Company - diluted	$ 0.85	$ 0.65	$ 0.50